Income tax (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
IfrsStatementLineItems [Line Items]
Unrecognized non-capital tax loss carry-forwards	$ 45,000	$ 44,400
Deferred tax liability (asset)	$ 0	$ 0
Canada [Member]
IfrsStatementLineItems [Line Items]
Total average effective tax rate	26.50%	26.50%
Unrecognized non-capital tax loss carry-forwards	$ 48,700	$ 44,000
Tanzania [Member]
IfrsStatementLineItems [Line Items]
Total average effective tax rate	30.00%	30.00%
Peecentage Tax losses	60.00%	70.00%